Offerings - Offering: 1	Jan. 14, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	161,034,417
Proposed Maximum Offering Price per Unit | $ / shares	19.66
Maximum Aggregate Offering Price	$ 3,165,936,638.22
Fee Rate	0.01381%
Amount of Registration Fee	$ 437,215.85
Offering Note

(1)
Represents securities offered by the selling securityholders in this prospectus supplement. Includes an indeterminate number of additional shares of common stock that, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), may be issued to prevent dilution from stock splits, stock dividends or similar transactions that could affect the shares to be offered by the selling securityholders.

(2)
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low prices of the registrant’s common stock as reported on the New York Stock Exchange on January 7, 2026, which was $19.66.